Average Annual Total Returns			12 Months Ended	60 Months Ended	110 Months Ended
	Jan. 28, 2025		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]
Aspiration Redwood Fund
Prospectus [Line Items]
Average Annual Return, Percent			8.16%	9.33%	11.51%
Performance Inception Date	Nov. 16, 2015
Aspiration Redwood Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.30%	8.09%	9.66%
Aspiration Redwood Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.08%	7.09%	8.66%
Aspiration Redwood Fund Maximum Fee
Prospectus [Line Items]
Average Annual Return, Percent			6.16%	7.33%	9.51%
Performance Inception Date	Nov. 16, 2015
Aspiration Redwood Fund Maximum Fee | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.30%	6.09%	7.66%
Aspiration Redwood Fund Maximum Fee | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.08%	5.09%	6.66%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)
Prospectus [Line Items]
Average Annual Return, Percent	14.24%	[1]	25.02%	14.51%

[1]	The Fund commenced operations on November 16, 2015.